[LOGO] Merrill Lynch Investment Managers

Annual Report
October 31, 2002

Merrill Lynch
Retirement
Reserves
Money Fund
Of Merrill Lynch Retirement Series Trust

www.mlim.ml.com

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

DEAR SHAREHOLDER

For the year ended October 31, 2002, Merrill Lynch Retirement Reserves Money Fund's Class I and Class II Shares had net annualized yields of 1.66%* and 1.46%,* respectively. As of October 31, 2002, the Fund's Class I and Class II Shares had 7-day yields of 1.49% and 1.29%, respectively.

The average portfolio maturity for Merrill Lynch Retirement Reserves Money Fund at October 31, 2002 was 56 days compared to 57 days at April 30, 2002.

Economic Environment

By October 31, 2002, the U.S. economy appeared to be on track for growth of roughly 3%, as third quarter growth was a relatively strong 3.1%. The U.S. consumer supported gross domestic product (GDP) growth during the first three quarters of the year, but this trend may be showing signs of strain. A pullback in spending over the next few months could heighten speculation that we might see a double-dip recession. The strength in the housing market provided a boost to consumer spending as consumers aggressively used mortgage refinancing to reduce their debt burden. Any reversal of this strength could leave the U.S. economy on shaky ground.

The impact of the economic data has been muted in light of other events that have been of greater importance to the market. The corporate bond and equity markets have been tattered as investor confidence continues to falter in the wake of evidence of misuse of accounting practices on the part of some corporations, and the threat of an upcoming U.S. conflict with Iraq. Corporate profits have been better, but the improvement seems to be a result of aggressive cost cutting rather than an improvement in business conditions. Currently, it remains unclear whether businesses can create the earnings sufficient to boost capital spending and to expand the labor force, which will be vital to economic growth going forward. The Federal Open Market Committee appeared split on this issue, as there were two votes for an immediate easing of monetary policy at its September 24, 2002 meeting.

Investment Strategy

During the six-month period ended October 31, 2002, with the belief that slow growth would allow the Federal Reserve Board to remain on hold, we sought to maintain our average life toward the longer end of the allowable spectrum. However, the extreme flatness of the yield curve out to 13 months made it difficult to justify purchasing longer-dated securities. With interest rate volatility at all-time high levels, we were able to add some one-year callable agency securities at attractive option-adjusted spreads. We also increased our position in floating rate securities to 50% of the Fund's net assets. Floating rate securities have provided a yield advantage compared to rolling commercial paper positions, and we believe they will provide some protection against rising short-term interest rates.

The Federal Reserve Board lowered interest rates by 50 basis points (.50%) at its November 6, 2002 meeting. We believe that no matter what the Federal Reserve Board does in the next six months, short-term interest rates are nearing levels that will likely represent cyclical lows. While we believe that the U.S. economy will take time to mend, we will remain cautious with our investment exposures as we wait for the inevitable steepening of the front end of the yield curve.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

The Fund's portfolio composition at the end of the October period and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                          10/31/02      4/30/02
--------------------------------------------------------------------------------
Bank Notes .......................................          0.7%          1.4%
Certificates of Deposit--European ................          0.6           0.5
Certificates of Deposit--Yankee ..................          6.8           5.4
Commercial Paper .................................         35.2          34.0
Corporate Notes ..................................          7.6           9.3
Funding Agreements ...............................          3.9           4.6
Municipal Bonds ..................................          0.7            --
Promissory Notes .................................           --           1.1
Repurchase Agreements ............................          0.9          11.6
U.S. Government, Agency &
  Instrumentality Obligations--Discount ..........          2.8           2.2
U.S. Government, Agency &
  Instrumentality Obligations--
  Non-Discount ...................................         42.3          32.0
Liabilities in Excess of Other Assets ............         (1.5)         (2.2)
                                                          -----         -----
Total ............................................        100.0%        100.0%
                                                          =====         =====
--------------------------------------------------------------------------------

In Conclusion

We appreciate your continued interest in Merrill Lynch Retirement Reserves Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Donaldo S. Benito

Donaldo S. Benito
Vice President and Portfolio Manager

December 3, 2002

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

SCHEDULE OF INVESTMENTS                                           (in Thousands)

                                 Face      Interest      Maturity
Issue                           Amount       Rate*         Date         Value
-------------------------------------------------------------------------------
Bank Notes--0.7%
-------------------------------------------------------------------------------
National City Bank             $ 50,000      1.81+ %     5/19/2003   $   50,008
of Indiana
-------------------------------------------------------------------------------
Total Bank Notes (Cost--$50,008) .................................       50,008
-------------------------------------------------------------------------------
Certificates of Deposit--European--0.6%
-------------------------------------------------------------------------------
Lloyds TSB
Bank PLC                         42,000      2.625       6/05/2003       42,271
-------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$42,031) ..................................................       42,271
-------------------------------------------------------------------------------
Certificates of Deposit--Yankee--6.8%
-------------------------------------------------------------------------------
ABN-AMRO Bank                    27,500      2.595       6/11/2003       27,677
NV, NY
-------------------------------------------------------------------------------
Abbey National                   16,500      2.675       5/23/2003       16,604
Treasury Services
PLC, NY
-------------------------------------------------------------------------------
Bayerische                       33,000      2.65       11/29/2002       33,022
Hypo-und
Vereinsbank AG, NY
-------------------------------------------------------------------------------
Canadian Imperial               110,000      1.718+     12/16/2002      109,994
Bank of Commerce                 28,000      2.615       5/30/2003       28,173
-------------------------------------------------------------------------------
Nordea Bank                      80,000      1.745+      9/09/2003       79,990
Finland, NY
-------------------------------------------------------------------------------
Svenska                          20,000      2.50        6/13/2003       20,118
Handelsbanken
AB, NY
-------------------------------------------------------------------------------
SwedBank, NY                     65,000      1.76+       6/20/2003       64,988
-------------------------------------------------------------------------------
Toronto-Dominion                 15,000      2.49        7/14/2003       15,100
Bank, NY                         45,000      1.77+       9/26/2003       44,987
-------------------------------------------------------------------------------
Westdeutsche                     28,000      1.725+     12/06/2002       27,999
Landesbank
Girozentrale,NY
-------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$467,984) .................................................      468,652
-------------------------------------------------------------------------------
Commercial Paper--35.2%
-------------------------------------------------------------------------------
Amsterdam                        35,000      1.78       11/07/2002       34,988
Funding Corp.                    20,000      1.76       11/12/2002       19,988
                                 17,000      1.78       11/13/2002       16,989
                                 35,000      1.78       11/21/2002       34,964
                                 33,000      1.78       11/25/2002       32,959
-------------------------------------------------------------------------------
Apreco, Inc.                     10,000      1.79       11/15/2002        9,993
                                 10,000      1.78       11/18/2002        9,991
                                 15,000      1.77       11/20/2002       14,985
                                  9,560      1.78       11/25/2002        9,548
-------------------------------------------------------------------------------
Aspen Funding Corp.              50,000      1.77       11/04/2002       49,990
                                 25,000      1.77       11/20/2002       24,975
-------------------------------------------------------------------------------
Asset Securitization             33,000      1.76       11/13/2002       32,979
Cooperative Corp.                44,000      1.77       11/21/2002       43,955
-------------------------------------------------------------------------------
CC (USA) Inc.                    19,000      1.97       11/27/2002       18,975
-------------------------------------------------------------------------------
CXC LLC                          17,280      1.76       11/18/2002       17,265
-------------------------------------------------------------------------------
Clipper Receivables              20,000      1.78       11/21/2002       19,979
Corp.                            27,000      1.78       11/22/2002       26,971
-------------------------------------------------------------------------------
Comision Federal                 51,000      1.77       11/19/2002       50,952
de Electricidad                  19,000      1.76       12/04/2002       18,969
                                  7,000      1.78       12/04/2002        6,989
-------------------------------------------------------------------------------
Corporate                        42,000      1.77       11/05/2002       41,990
Receivables
Corp.
-------------------------------------------------------------------------------
Delaware Funding                 20,000      1.78       11/22/2002       19,978
Corp.
-------------------------------------------------------------------------------
Edison Asset                     55,000      1.76       11/19/2002       54,949
Securitization, LLC              10,000      1.74       12/03/2002        9,984
                                 11,000      1.76       12/03/2002       10,983
-------------------------------------------------------------------------------
Eureka                           30,000      1.77       11/01/2002       29,999
Securitization Inc.              10,000      1.75       11/05/2002        9,998
                                 10,000      1.78       11/12/2002        9,994
                                 12,500      1.78       12/17/2002       12,471
-------------------------------------------------------------------------------
Falcon Asset                     40,000      1.76       11/07/2002       39,986
Securitization                   35,000      1.76       11/12/2002       34,979
                                 28,000      1.76       11/13/2002       27,982
                                 28,000      1.77       11/18/2002       27,975
                                 22,000      1.78       11/20/2002       21,978
                                 25,000      1.78       11/26/2002       24,968
                                 10,000      1.78       12/04/2002        9,983
-------------------------------------------------------------------------------
Fleet Funding                    40,000      1.76       11/18/2002       39,965
Corporation
-------------------------------------------------------------------------------
Forrestal Funding                27,000      1.78       11/04/2002       26,995
Master Trust                     27,000      1.76       11/05/2002       26,993
                                  7,000      1.76       11/06/2002        6,998
                                 13,000      1.765      11/06/2002       12,996
                                 20,000      1.76       11/07/2002       19,993
-------------------------------------------------------------------------------
General Electric                 28,000      1.78       11/08/2002       27,989
Financial Assurance
Holdings Inc.
-------------------------------------------------------------------------------
Goldman Sachs                    33,000      1.76+      10/09/2003       33,000
Group, Inc.                      87,000      1.80+      10/10/2003       87,000
-------------------------------------------------------------------------------
Greyhawk Funding,                36,000      1.77       12/09/2002       35,931
LLC                              60,000      1.75        1/16/2003       59,792
-------------------------------------------------------------------------------
HBOS Treasury                    40,000      1.77       11/19/2002       39,963
Services PLC
-------------------------------------------------------------------------------
Kitty Hawk                       28,000      1.76       11/06/2002       27,992
Funding Corp.                    13,000      1.77       11/08/2002       12,995
                                 42,000      1.77       11/19/2002       41,961
-------------------------------------------------------------------------------
Mont Blanc                       40,000      1.76       11/12/2002       39,977
Capital Corp.                    12,135      1.78       11/15/2002       12,126
                                 17,088      1.78       11/20/2002       17,072
                                 12,688      1.78       11/25/2002       12,672
                                 55,319      1.79        1/24/2003       55,107
-------------------------------------------------------------------------------
Morgan Stanley                   28,000      1.893+      1/21/2003       28,000
Dean Witter & Co.               110,000      1.893+      2/24/2003      110,000
-------------------------------------------------------------------------------
Old Line                          8,200      1.77       11/13/2002        8,195
Funding Corp.                    26,000      1.77       11/14/2002       25,982
                                 16,000      1.77       11/25/2002       15,980
-------------------------------------------------------------------------------
PB Finance                       20,000      1.76       11/05/2002       19,995
(Delaware) Inc.                  30,000      1.78       11/25/2002       29,963
-------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

                                 Face      Interest      Maturity
Issue                           Amount       Rate*         Date         Value
-------------------------------------------------------------------------------
Commercial Paper (concluded)
-------------------------------------------------------------------------------
Park Avenue                    $ 15,873      1.76 %     11/06/2002   $   15,868
Receivables Corp.                25,000      1.77       11/21/2002       24,974
                                 61,000      1.78       11/25/2002       60,925
                                 33,000      1.78       12/02/2002       32,948
-------------------------------------------------------------------------------
Preferred                        24,000      1.76       11/04/2002       23,995
Receivables                      22,000      1.79       11/07/2002       21,992
Funding Corp.                    33,000      1.78       11/26/2002       32,958
-------------------------------------------------------------------------------
Salomon, Smith                   56,000      1.71+       5/08/2003       56,000
Barney Holdings,
Inc.
-------------------------------------------------------------------------------
Santander Central                 9,000      1.76       11/22/2002        8,990
Hispano Finance
(Delaware), Inc.
-------------------------------------------------------------------------------
Sheffield                        16,804      1.76       11/14/2002       16,793
Receivables
Corporation
-------------------------------------------------------------------------------
Spintab AB                       35,000      1.75       12/11/2002       34,932
                                 55,000      1.76        1/23/2003       54,792
-------------------------------------------------------------------------------
SwedBank                         10,000      1.78       11/19/2002        9,991
-------------------------------------------------------------------------------
Transamerica                     66,000      1.77       12/17/2002       65,848
Finance
Corporation
-------------------------------------------------------------------------------
Tulip Funding                    52,000      1.765      11/04/2002       51,990
Corporation                      23,986      1.77       11/05/2002       23,980
                                  9,428      1.76       11/12/2002        9,422
                                 17,284      1.78       11/27/2002       17,261
-------------------------------------------------------------------------------
Windmill Funding                 42,000      1.76       11/08/2002       41,984
Corp.                            27,000      1.78       11/20/2002       26,973
                                 25,000      1.775      11/21/2002       24,974
                                 25,000      1.775      11/22/2002       24,973
-------------------------------------------------------------------------------
Total Commercial Paper (Cost--$2,442,731) ........................    2,442,796
-------------------------------------------------------------------------------
Corporate Notes--7.6%
-------------------------------------------------------------------------------
American Honda                   12,500      1.798+      4/22/2003       12,490
Finance Corp.                    25,000      1.779+      9/04/2003       24,998
                                 12,500      1.74+      10/06/2003       12,499
-------------------------------------------------------------------------------
Associates Corp. of              34,000      1.864+      6/26/2003       34,000
North America
-------------------------------------------------------------------------------
General Electric                 30,000      1.833+      3/24/2003       30,004
Capital Corp.                     5,000      1.898+     10/22/2003        5,004
                                 62,500      1.845+     11/18/2003       62,500
-------------------------------------------------------------------------------
Goldman Sachs                    27,000      2.025+     11/11/2003       27,000
Group, Inc.
-------------------------------------------------------------------------------
Holmes Financing                 28,900      1.716+     10/15/2003       28,900
(No. 6) PLC
-------------------------------------------------------------------------------
Household                       100,000      1.875+      2/14/2003      100,000
Finance Corp.
-------------------------------------------------------------------------------
Morgan Stanley                   50,000      1.903+     11/14/2003       50,000
Dean Witter & Co.
-------------------------------------------------------------------------------
Salomon Smith                    13,000      2.013+      8/11/2003       13,014
Barney Holdings, Inc.
-------------------------------------------------------------------------------
Toyota Motor                    100,000      1.803+     12/24/2002      100,000
Credit Corp.
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.            25,400      4.878+      6/01/2003       25,858
-------------------------------------------------------------------------------
Total Corporate Notes (Cost--$526,175) ...........................      526,267
-------------------------------------------------------------------------------
Funding Agreements--3.9%
-------------------------------------------------------------------------------
GE Life and Annuity              50,000      1.88+       6/03/2003       50,000
Assurance Co.
-------------------------------------------------------------------------------
Hartford Life                    50,000      1.87+      12/02/2002       50,000
Insurance Company
-------------------------------------------------------------------------------
Jackson National                 50,000      1.90+       5/01/2003       50,000
Life Insurance Co.
-------------------------------------------------------------------------------
Metropolitan Life                32,000      1.93+       2/03/2003       32,000
Insurance Company
-------------------------------------------------------------------------------
Monumental Life                  30,000      1.965+      2/14/2003       30,000
Insurance Company
-------------------------------------------------------------------------------
New York Life                    40,000      1.85+       5/30/2003       40,000
Insurance Company
-------------------------------------------------------------------------------
The Travelers                    20,000      1.88+       3/03/2003       20,000
Insurance Company
-------------------------------------------------------------------------------
Total Funding Agreements (Cost--$272,000) ........................      272,000
-------------------------------------------------------------------------------
Municipal Bonds--0.7%
-------------------------------------------------------------------------------
California State,                48,000      1.815+      6/20/2003       48,000
Revenue
Anticipation Note
-------------------------------------------------------------------------------
Total Municipal Bonds (Cost--$48,000) ............................       48,000
-------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Discount--2.8%
-------------------------------------------------------------------------------
Federal Farm                      6,000      2.17        1/30/2003        5,977
Credit Bank
-------------------------------------------------------------------------------
Federal Home                     10,000      2.07       11/26/2002        9,988
Loan Bank
-------------------------------------------------------------------------------
Federal Home Loan                60,000      1.67       11/26/2002       59,928
Mortgage Corp.                   46,000      2.00       12/13/2002       45,916
                                 13,900      2.10       12/27/2002       13,865
-------------------------------------------------------------------------------
Federal National                 17,000      1.91       11/05/2002       16,996
Mortgage Association             17,650      2.30       11/15/2002       17,638
                                 22,000      1.69       12/20/2002       21,951
-------------------------------------------------------------------------------
Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$192,201) ...........................      192,259
-------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--42.3%
-------------------------------------------------------------------------------
Federal Farm                     60,000      4.25        7/01/2003       61,069
Credit Bank                      27,000      1.70+       3/01/2004       26,989
                                110,000      1.70+       3/01/2004      109,971
                                 56,000      1.675+      3/16/2004       55,969
                                 50,000      1.75+       3/16/2004       49,986
                                 33,000      1.75+       4/15/2004       32,990
                                 55,000      1.67+       6/21/2004       54,989
                                 28,000      1.77+       8/06/2004       27,993
                                 14,000      2.70        8/27/2004       14,022

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

SCHEDULE OF INVESTMENTS (concluded)                               (in Thousands)

                                 Face      Interest      Maturity
Issue                           Amount       Rate*         Date         Value
-------------------------------------------------------------------------------
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)
-------------------------------------------------------------------------------
Federal Farm                   $ 11,000      2.70 %     10/07/2004   $   11,021
Credit Bank                      27,000      1.77+      11/04/2004       27,000
(concluded)
-------------------------------------------------------------------------------
Federal Home                     60,000      6.375      11/15/2002       60,108
Loan Bank                        37,500      1.71+       2/20/2003       37,500
                                100,000      1.74+       2/28/2003       99,981
                                200,000      1.74+       3/12/2003      199,957
                                 78,000      4.50        4/25/2003       79,101
                                 72,000      4.50        5/15/2003       73,127
                                 55,000      1.65+       6/17/2003       55,009
                                 75,000      1.666+      9/15/2003       75,004
                                  5,000      2.50       11/14/2003        5,048
                                 63,300      1.639+     12/04/2003       63,293
                                 18,000      3.375       5/14/2004       18,425
-------------------------------------------------------------------------------
Federal Home                     65,000      4.75        3/15/2003       65,777
Loan Mortgage Corp.              14,000      2.50        8/27/2004       14,087
                                 14,000      3.25       11/15/2004       14,360
-------------------------------------------------------------------------------
Federal National                106,000      1.68+      12/05/2002      105,997
Mortgage                        100,000      1.755+     12/18/2002      100,009
Association                      50,000      1.78+       2/03/2003       50,000
                                 48,200      5.00        2/14/2003       48,674
                                142,000      1.768+      2/19/2003      142,023
                                 40,000      4.625       5/15/2003       40,653
                                110,000      1.658+      6/09/2003      109,965
                                 47,000      1.646+      6/16/2003       47,004
                                 30,000      1.643+      8/01/2003       29,996
                                 19,000      4.00        8/15/2003       19,367
                                 69,000      1.77+       9/19/2003       68,994
                                 64,500      4.75       11/14/2003       66,663
                                 60,000      1.639+     12/03/2003       59,989
                                140,000      1.818+      1/14/2004      140,000
                                 41,000      1.668+      1/22/2004       40,999
                                103,000      1.606+      2/13/2004      102,951
                                 12,500      5.125       2/13/2004       12,945
                                 19,000      3.75        5/12/2004       19,214
                                 20,000      2.46        8/19/2004       20,139
                                 17,000      2.70        8/19/2004       17,053
                                 11,000      2.69        8/27/2004       11,069
                                 11,000      2.72        8/27/2004       11,041
                                 11,000      2.80        9/03/2004       11,045
                                 14,000      2.40       10/29/2004       14,053
                                 11,000      2.625      11/04/2004       11,110
-------------------------------------------------------------------------------
Student Loan                    100,000      2.058+     12/06/2002      100,037
Marketing                        22,000      2.25        7/02/2003       22,100
Association                      50,000      1.728+      7/10/2003       50,000
                                 50,000      1.788+      1/09/2004       50,000
                                 80,000      1.798+      2/12/2004       79,980
-------------------------------------------------------------------------------
Total U.S. Government, Agency &
Instrumentality Obligations--Non-Discount
(Cost--$2,929,584) ...............................................    2,935,846
-------------------------------------------------------------------------------
Repurchase Agreements**--0.9%
-------------------------------------------------------------------------------
Credit Suisse First              64,455      1.92       11/01/2002       64,455
Boston Corp.
-------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$64,455) ......................       64,455
-------------------------------------------------------------------------------
Total Investments (Cost--$7,035,169)--101.5% .....................    7,042,554

Liabilities in Excess of Other Assets--(1.5%) ....................     (107,028)
                                                                     ----------
Net Assets--100.0% ...............................................   $6,935,526
                                                                     ==========
-------------------------------------------------------------------------------

 * Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at October 31, 2002.
** Repurchase Agreements are fully collateralized by U.S. Government & Agency Obligations.
 +    Floating rate note.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of October 31, 2002

Assets:       Investments, at value (identified cost--$7,035,169,106*) ...............                    $7,042,553,500
              Cash ...................................................................                           100,229
              Receivables:
                Interest .............................................................    $ 18,503,101
                Beneficial interest sold .............................................         181,137        18,684,238
                                                                                          ------------
              Prepaid registration fees and other assets .............................                           257,891
                                                                                                          --------------
              Total assets ...........................................................                     7,061,595,858
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Liabilities:  Payables:
                Securities purchased .................................................      66,900,000
                Beneficial interest redeemed .........................................      54,942,617
                Investment adviser ...................................................       2,670,380
                Distributor ..........................................................          45,231       124,558,228
                                                                                          ------------
              Accrued expenses and other liabilities .................................                         1,511,566
                                                                                                          --------------
              Total liabilities ......................................................                       126,069,794
                                                                                                          --------------
------------------------------------------------------------------------------------------------------------------------
Net Assets:   Net assets .............................................................                    $6,935,526,064
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------
Net Assets    Class I Shares of beneficial interest, $.10 par value, unlimited number
Consist of:   of shares authorized ...................................................                    $  666,242,948
              Class II Shares of beneficial interest, $.10 par value, unlimited number
              of shares authorized ...................................................                        26,571,219
              Paid-in capital in excess of par .......................................                     6,235,327,503
              Unrealized appreciation on investments--net ............................                         7,384,394
                                                                                                          --------------
              Net assets .............................................................                    $6,935,526,064
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------
Net Asset     Class I--Based on net assets of $6,669,287,148 and 6,662,429,483
Value:        shares outstanding .....................................................                    $         1.00
                                                                                                          ==============
              Class II--Based on net assets of $266,238,916 and 265,712,187
              shares outstanding .....................................................                    $         1.00
                                                                                                          ==============
------------------------------------------------------------------------------------------------------------------------

* Cost for Federal income tax purposes. As of October 31, 2002, net unrealized appreciation for Federal income tax purposes amounted to $7,384,394, of which $7,412,091 related to appreciated securities and $27,697 related to depreciated securities.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

Statement of Operations

                                                                                             For the Year Ended
                                                                                               October 31, 2002
---------------------------------------------------------------------------------------------------------------
Investment Income:   Interest and amortization of premium and discount earned                    $  160,804,092
---------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees ...............................    $ 28,761,977
                     Transfer agent fees--Class I ...........................       9,108,685
                     Accounting services ....................................         916,483
                     Distribution fees--Class II ............................         604,652
                     Registration fees ......................................         559,383
                     Printing and shareholder reports .......................         418,752
                     Transfer agent fees--Class II ..........................         394,462
                     Custodian fees .........................................         188,589
                     Professional fees ......................................         180,349
                     Trustees' fees and expenses ............................          86,340
                     Pricing services .......................................          13,494
                     Other ..................................................          77,662
                                                                                 ------------
                     Total expenses .........................................                        41,310,828
                                                                                                 --------------
                     Investment income--net .................................                       119,493,264
                                                                                                 --------------
---------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ......................                           564,792
Unrealized Gain      Change in unrealized appreciation on investments--net ..                        (9,585,896)
(Loss) on                                                                                        --------------
Investments--Net:    Total realized and unrealized loss on investments--net .                        (9,021,104)
                                                                                                 --------------
                     Net Increase in Net Assets Resulting from Operations ...                    $  110,472,160
                                                                                                 ==============
---------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

Statements of Changes in Net Assets

                                                                                                For the Year
                                                                                              Ended October 31,
                                                                                   -----------------------------------
Increase (Decrease) in Net Assets:                                                        2002                2001
----------------------------------------------------------------------------------------------------------------------
Operations:            Investment income--net .................................    $   119,493,264     $   401,906,251
                       Realized gain on investments--net ......................            564,792           1,764,828
                       Change in unrealized appreciation on investments--net ..         (9,585,896)         16,845,955
                                                                                   ---------------     ---------------
                       Net increase in net assets resulting from operations ...        110,472,160         420,517,034
                                                                                   ---------------     ---------------
----------------------------------------------------------------------------------------------------------------------
Dividends &            Investment income--net:
Distributions to         Class I ..............................................       (115,094,618)       (381,185,133)
Shareholders:            Class II .............................................         (4,398,646)        (20,721,118)
                       Realized gain on investments--net:
                         Class I ..............................................           (541,471)         (1,671,977)
                         Class II .............................................            (23,321)            (92,851)
                                                                                   ---------------     ---------------
                       Net decrease in net assets resulting from dividends
                       and distributions to shareholders ......................       (120,058,056)       (403,671,079)
                                                                                   ---------------     ---------------
----------------------------------------------------------------------------------------------------------------------
Beneficial Interest    Net decrease in net assets derived from beneficial
Transactions:          interest transactions ..................................     (1,015,293,612)     (1,953,361,744)
                                                                                   ---------------     ---------------
----------------------------------------------------------------------------------------------------------------------
Net Assets:            Total decrease in net assets ...........................     (1,024,879,508)     (1,936,515,789)
                       Beginning of year ......................................      7,960,405,572       9,896,921,361
                                                                                   ---------------     ---------------
                       End of year ............................................    $ 6,935,526,064     $ 7,960,405,572
                                                                                   ===============     ===============
----------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

Financial Highlights

The following per share data and ratios have been                                        Class I
derived from information provided in the financial      -------------------------------------------------------------------------
statements.                                                                  For the Year Ended October 31,
                                                        -------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                      2002           2001           2000           1999            1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share       Net asset value, beginning of year ...  $       1.00   $       1.00   $       1.00   $       1.00    $       1.00
Operating                                               ------------   ------------   ------------   ------------    ------------
Performance:    Investment income--net ...............         .0163          .0460          .0583          .0474           .0517
                Realized and unrealized gain (loss) on
                investments--net .....................        (.0012)         .0021          .0010         (.0012)          .0004
                                                        ------------   ------------   ------------   ------------    ------------
                Total from investment operations .....         .0151          .0481          .0593          .0462           .0521
                                                        ------------   ------------   ------------   ------------    ------------
                Less dividends and distributions:
                  Investment income--net .............        (.0163)        (.0460)        (.0583)        (.0474)         (.0517)
                  Realized gain on investments--net ..        (.0001)        (.0002)            --             --          (.0001)
                                                        ------------   ------------   ------------   ------------    ------------
                Total dividends and distributions ....        (.0164)        (.0462)        (.0583)        (.0474)         (.0518)
                                                        ------------   ------------   ------------   ------------    ------------
                Net asset value, end of year .........  $       1.00   $       1.00   $       1.00   $       1.00    $       1.00
                                                        ============   ============   ============   ============    ============
                Total investment return ..............         1.66%          4.73%          5.93%          4.84%           5.31%
                                                        ============   ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------------------
Ratios to       Expenses .............................          .56%           .58%           .51%           .50%            .55%
Average                                                 ============   ============   ============   ============    ============
Net Assets:     Investment income and realized gain
                on investments--net ..................         1.65%          4.68%          5.76%          4.75%           5.19%
                                                        ============   ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------------------
Supplemental    Net assets, end of year (in thousands)  $  6,669,287   $  7,594,189   $  9,303,582   $ 13,865,025    $ 13,917,721
Data:                                                   ============   ============   ============   ============    ============
---------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                          Class II
                                                          -----------------------------------------------------------------------
The following per share data and ratios have been                                                                       For the
derived from information provided in the financial                               For the Year                           Period
statements.                                                                    Ended October 31,                     Oct. 5, 1998+
                                                          --------------------------------------------------------    to Oct. 31,
Increase (Decrease) in Net Asset Value:                       2002           2001           2000           1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Per Share      Net asset value, beginning of period ...   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
Operating                                                 -----------    -----------    -----------    -----------    -----------
Performance:   Investment income--net .................         .0144          .0440          .0566          .0454          .0037
               Realized and unrealized gain (loss) on
               investments--net .......................        (.0013)         .0021          .0010         (.0019)         .0010
                                                          -----------    -----------    -----------    -----------    -----------
               Total from investment operations .......         .0131          .0461          .0576          .0435          .0047
                                                          -----------    -----------    -----------    -----------    -----------
               Less dividends and distributions:
                 Investment income--net ...............        (.0143)        (.0440)        (.0566)        (.0454)        (.0037)
                 Realized gain on investments--net ....        (.0001)        (.0002)            --             --             --++
                                                          -----------    -----------    -----------    -----------    -----------
               Total dividends and distributions ......        (.0144)        (.0442)        (.0566)        (.0454)        (.0037)
                                                          -----------    -----------    -----------    -----------    -----------
               Net asset value, end of period .........   $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                          ===========    ===========    ===========    ===========    ===========
               Total investment return ................         1.46%          4.52%          5.72%          4.63%          5.16%*
                                                          ===========    ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------------------------------
Ratios to      Expenses ...............................          .76%           .79%           .71%           .71%           .72%*
Average Net                                               ===========    ===========    ===========    ===========    ===========
Assets:        Investment income and realized gain on
               investments--net .......................         1.46%          4.57%          5.52%          4.54%          4.69%*
                                                          ===========    ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------------------------------
Supplemental   Net assets, end of period (in thousands)   $   266,239    $   366,217    $   593,339    $ 1,364,735    $    56,385
Data:                                                     ===========    ===========    ===========    ===========    ===========
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.
++    Amount is less than $.0001 per share.

      See Notes to Financial Statements.

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Retirement Reserves Money Fund (the "Fund") is a separate Fund offering separate classes of shares of Merrill Lynch Retirement Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that will comprise a series of separate portfolios offering a separate class of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") acts as passive custodian. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers two classes of shares. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class and Class II Shares bear certain expenses related to the distribution of such shares. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. At the present time, the Fund is the only series offered. The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements -- The Fund invests in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the seller defaults and the fair value of the collateral declines, liquidation of the collateral of the Fund may be delayed or limited.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gains or losses on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $1 billion; .45% of average daily net assets in excess of $1 billion but not exceeding $2 billion; .40% of average daily net assets in excess of $2 billion but not exceeding $3 billion; .375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; .35% of average daily net assets in excess of $4 billion but not exceeding $7 billion; .325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; .30% of average daily net assets in excess of $10 billion but not exceeding $15 billion and .29% of average daily net assets in excess of $15 billion.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing distribution fee accrued daily and paid monthly at the annual rate of ..20% of the Fund's average daily net assets attributable to Class II Shares. This fee is used to help defray the expenses associated with marketing activities and services related to Class II Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended October 31, 2002, the Fund reimbursed MLIM $130,737 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FAMD, FDS, PSI, and/or ML & Co.

3. Shares of Beneficial Interest:

Net decrease in net assets derived from beneficial interest transactions was $1,015,293,612 and $1,953,361,744 for the years ended October 31, 2002 and
October 31, 2001, respectively.

Transactions in shares of beneficial interest for each class were as follows:

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2002                       Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ........................     20,025,675,368        $ 20,025,675,368
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................        115,598,296             115,598,296
                                        ---------------        ----------------
Total issued .......................     20,141,273,664          20,141,273,664
Shares redeemed ....................    (21,057,007,871)        (21,057,007,871)
                                        ---------------        ----------------
Net decrease .......................       (915,734,207)       $   (915,734,207)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class I Shares for the Year                                          Dollar
Ended October 31, 2001                       Shares                  Amount
--------------------------------------------------------------------------------
Shares sold ........................     19,723,653,270        $ 19,723,653,270
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................        382,786,338             382,786,338
                                        ---------------        ----------------
Total issued .......................     20,106,439,608          20,106,439,608
Shares redeemed ....................    (21,831,798,165)        (21,831,798,165)
                                        ---------------        ----------------
Net decrease .......................     (1,725,358,557)       $ (1,725,358,557)
                                        ===============        ================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                           Dollar
Ended October 31, 2002                          Shares                 Amount
--------------------------------------------------------------------------------
Shares sold ........................          235,741,609         $ 235,741,609
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................            4,413,525             4,413,525
                                             ------------         -------------
Total issued .......................          240,155,134           240,155,134
Shares redeemed ....................         (339,714,539)         (339,714,539)
                                             ------------         -------------
Net decrease .......................          (99,559,405)        $ (99,559,405)
                                             ============         =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class II Shares for the Year                                          Dollar
Ended October 31, 2001                          Shares                Amount
--------------------------------------------------------------------------------
Shares sold ........................          233,447,628         $ 233,447,628
Shares issued to share-
holders in reinvestment
of dividends and
distributions ......................           20,809,117            20,809,117
                                             ------------         -------------
Total issued .......................          254,256,745           254,256,745
Shares redeemed ....................         (482,259,932)         (482,259,932)
                                             ------------         -------------
Net decrease .......................         (228,003,187)        $(228,003,187)
                                             ============         =============
--------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Fund had no reverse repurchase agreements outstanding during the year ended October 31, 2002.

5. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended October 31, 2002 and October 31, 2001 was as follows:

--------------------------------------------------------------------------------
                                                10/31/2002           10/31/2001
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ....................         $120,058,056         $403,671,079
                                               ------------         ------------
Total taxable
distributions ........................         $120,058,056         $403,671,079
                                               ============         ============
--------------------------------------------------------------------------------

As of October 31, 2002, there were no significant differences between the book and tax components of net assets.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2002, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust as of October 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
December 11, 2002

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

OFFICERS AND TRUSTEES

                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                       in Fund            Other
                        Position(s)    Length                                                          Complex        Directorships
                           Held        of Time                                                       Overseen by         Held by
Name, Address & Age      with Fund     Served     Principal Occupation(s) During Past 5 Years          Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*         President    1999 to      Chairman, Americas Region since 2001 and             117 Funds          None
P.O. Box 9011           and          present      Executive Vice President since 1983 of Fund       162 Portfolios
Princeton, NJ           Trustee      and 1985     Asset Management, L.P. ("FAM") and Merrill
08543-9011                           to present   Lynch Investment Managers, L.P. ("MLIM");
Age: 62                                           President of Merrill Lynch Mutual Funds since
                                                  1999; President of FAM Distributors, Inc.
                                                  ("FAMD") since 1986 and Director thereof since
                                                  1991; Executive Vice President and Director
                                                  of Princeton Services, Inc. ("Princeton
                                                  Services") since 1993; President of Princeton
                                                  Administrators, L.P. since 1988; Director of
                                                  Financial Data Services, Inc. since 1985.
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice
     President of Princeton Services; and President of Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr.
     Glenn serves at the pleasure of the Board of Trustees.
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                       in Fund            Other
                        Position(s)    Length                                                          Complex        Directorships
                           Held        of Time                                                       Overseen by         Held by
Name, Address & Age      with Fund     Served*    Principal Occupation(s) During Past 5 Years          Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha       Trustee      2002 to      Director and Executive Vice President,                42 Funds          None
P.O. Box 9011                        present      The China Business Group, Inc. since 1996;         61 Portfolios
Princeton, NJ                                     Chairman of Berkshire Holding Corporation
08543-9011                                        since 1980.
Age: 58
-----------------------------------------------------------------------------------------------------------------------------------
Joe Grills              Trustee      1994 to      Member of Committee on Investment of                 42 Funds      Kimco Realty
P.O. Box 9011                        present      Employee Benefit Assets of the Association         61 Portfolios
Princeton, NJ                                     for Financial Professionals since 1986.
08543-9011
Age: 67
-----------------------------------------------------------------------------------------------------------------------------------
Herbert I. London       Trustee      2002 to      John M. Olin Professor of Humanities, New York       42 Funds           None
P.O. Box 9011                        present      University since 1993.                             61 Portfolios
Princeton, NJ
08543-9011
Age: 63
-----------------------------------------------------------------------------------------------------------------------------------
Andre F. Perold         Trustee      2002 to      George Gund Professor of Finance and                 42 Funds           None
P.O. Box 9011                        present      Banking, Harvard Business School since 2000;       61 Portfolios
Princeton, NJ                                     Finance Area Chair since 1996.
08543-9011
Age: 50
-----------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo     Trustee      2002 to      Shareholder, Modrall, Sperling, Roehl,               42 Funds      Cooper's, Inc.;
P.O. Box 9011                        present      Harris & Sisk, P.A. since 1993.                    61 Portfolios   ECMC, Inc.
Princeton, NJ
08543-9011
Age: 60
-----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Retirement Reserves Money Fund                    October 31, 2002

OFFICERS AND TRUSTEES (concluded)

                                                                                                      Number of
                                                                                                      Portfolios
                                                                                                       in Fund           Other
                        Position(s)  Length                                                            Complex       Directorships
                           Held      of Time                                                         Overseen by        Held by
Name, Address & Age      with Fund   Served*      Principal Occupation(s) During Past 5 Years          Trustee          Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Robert S. Salomon, Jr.  Trustee      1996 to      Principal of STI Management since 1994;              42 Funds           None
P.O. Box 9011                        present      Director of Rye Country Day School                 61 Portfolios
Princeton, NJ                                     since 2001.
08543-9011
Age: 66
------------------------------------------------------------------------------------------------------------------------------------
Melvin R. Seiden        Trustee      1982 to      Director, Silbanc Properties, Ltd. (real estate,     42 Funds           None
P.O. Box 9011                        present      investment and consulting) since 1987.             61 Portfolios
Princeton, NJ
08543-9011
Age: 72
------------------------------------------------------------------------------------------------------------------------------------
Stephen B. Swensrud     Trustee      1984 to      Chairman, Fernwood Advisors since 1996.              42 Funds      International
P.O. Box 9011                        present                                                         61 Portfolios   Mobile Commu-
Princeton, NJ                                                                                                        nications, Inc.
08543-9011
Age: 69
------------------------------------------------------------------------------------------------------------------------------------
*    The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                            Position(s)   Length
                               Held       of Time
Name, Address & Age         with Fund     Served*   Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke             Vice          1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011               President     present   1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice
Princeton, NJ 08543-9011    and           and       President of FAMD since 1999; Vice President of MLIM and FAM from 1990 to
Age: 42                     Treasurer     1999 to   1997; Director of MLIM Taxation since 1990.
                                          present
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McKenna            Senior        1997 to   Managing Director of MLIM since 2001 and First Vice President from
P.O. Box 9011               Vice          present   1997 to 2001.
Princeton, NJ 08543-9011    President
Age: 45
------------------------------------------------------------------------------------------------------------------------------------
Donaldo S. Benito           Vice          1985 to   Vice President of MLIM since 1985.
P.O. Box 9011               President     present
Princeton, NJ 08543-9011    and           and
Age: 57                     Portfolio     2002 to
                            Manager       present
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie        Secretary     2000 to   First Vice President (Legal Advisory) of MLIM since 2001; Director from 2000 to
P.O. Box 9011                             present   2001; Vice President from 1999 to 2000. Attorney associated with MLIM since
Princeton, NJ 08543-9011                            1998; Assistant General Counsel of Chancellor LGT Asset Management, Inc. from
Age: 38                                             1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*    Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
     Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Retirement Reserves Money Fund of
Merrill Lynch Retirement Series Trust
Box 9011
Princeton, NJ
08543-9011

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